Related parties balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related parties balances and transactions
Schedule of related parties outstanding

	2021		2020	2019
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	24	—	610

	Ps.	24	—	610

	2021
	Lease income		Donations
Revenues /expenses to Betterware with:
Fundación Betterware., A.C.	Ps.	42	920